Fair Value Measurements (Details) - USD ($)	2 Months Ended	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Fair Value Measurements [Line Items]
Redemption of common stock		$ 70,571,778
Interest earned on the Trust Account		2,267,561
Interest earned on trust account to pay franchise and income taxes		841,386		$ 841,386
Interest earned trust account				2,267,561
EVOLUTION METALS LLC [Member]
Fair Value Measurements [Line Items]
Fair value of july investment agreement derivative		(12,572,249)	$ (15,571,302)
Additional convertible preferred unit		$ 2,000,000		$ 2,000,000
Allocation obligation		7.90%		4.75%
Percentage EM&T outstanding		5.63%		2.85%
Fair value of CPU share allocation obligation		$ (2,491,598)	$ (1,860,869)
Incremental compensation cost				$ 34,019
Component cost of accrued expenses				40,000
EVOLUTION METALS LLC [Member] | CPU Share [Member]
Fair Value Measurements [Line Items]
Fair value of CPU share allocation obligation				2,491,598
Common Stock [Member]
Fair Value Measurements [Line Items]
Redemption of common stock				$ 70,571,778
Amended Vendor Agreement [Member] | EVOLUTION METALS LLC [Member]
Fair Value Measurements [Line Items]
Allocation obligation				4.00%
Fair value of CPU share allocation obligation				$ 1,843,723
Compensation cost				40,000
Vendor Agreement [Member] | EVOLUTION METALS LLC [Member]
Fair Value Measurements [Line Items]
Compensation cost				$ 5,981